Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net cash (used in) provided by operating activities	$ (28,648)	$ 13,545
Investing activities
Change in restricted cash	16,410	14,042
Additions to newbuildings, vessels and equipment	(722)	(565)
Finance lease payments received	498	425
Proceeds from sale of vessels and equipment	8,443	10,174
Net investment in associated companies	(5,509)	(250)
Net cash provided by investing activities	19,120	23,826
Financing activities
Repayment of long-term debt	(5,694)	(14,343)
Repayment of capital leases	(12,886)	(14,083)
Net cash used in financing activities	(18,580)	(28,426)
Net increase in cash and cash equivalents	(28,108)	8,945
Cash and cash equivalents at start of period	137,603	160,566
Cash and cash equivalents at end of period	$ 109,495	$ 169,511